Cash and cash equivalents - Restricted Cash Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 717	$ 622
Isapre Norte Grande Ltda.
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 717	$ 622